Income Taxes - Components of Income Tax (Provision) Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Current, Federal	$ (10.2)	$ (9.8)
Current, State	(1.1)	(1.5)	(0.3)
Current, Foreign	(34.6)	(34.4)	(26.5)
Current, Total	(45.9)	(45.7)	(26.8)
Deferred:
Deferred, Federal	24.9	3.0	(4.0)
Deferred, State	2.3	(3.0)	(2.0)
Deferred, Foreign	10.6	15.3	4.8
Deferred, Total	37.8	15.3	(1.2)
Total income tax provision	$ (8.1)	$ (30.4)	$ (28.0)